Intangible assets, net (Details) - Schedule acquisition cost $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	$ 433,803
Subsidiaries’ Acquisitions	1,394,424
Additions	51,045
Disposals
Foreign currency translation	(1,003)
Amortization expense	1,878,269
Accumulated impairment [member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	(134,387)
Disposals	(70,344)
Foreign currency translation
Amortization expense
Accumulated amortization, ending period	(64,043)
Brand [Member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	253,000
Subsidiaries’ Acquisitions	840,616
Additions	9,493
Disposals
Foreign currency translation	(1,003)
Amortization expense	1,102,106
Customer relationships [Member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	64,000
Subsidiaries’ Acquisitions	553,808
Additions
Disposals
Foreign currency translation
Amortization expense	617,808
Customer relationships [Member] | Accumulated impairment [member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	(84,145)
Disposals	(40,412)
Foreign currency translation
Amortization expense
Accumulated amortization, ending period	(43,733)
Software [Member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	111,340
Subsidiaries’ Acquisitions
Additions	41,443
Disposals
Foreign currency translation
Amortization expense	152,783
Software [Member] | Accumulated impairment [member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	(45,159)
Disposals	(29,686)
Foreign currency translation
Amortization expense
Accumulated amortization, ending period	(15,473)
Brands and logo rights [Member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	5,463
Subsidiaries’ Acquisitions
Additions	109
Disposals
Foreign currency translation
Amortization expense	5,572
Brands and logo rights [Member] | Accumulated impairment [member]
Intangible assets, net (Details) - Schedule acquisition cost [Line Items]
Accumulated amortization, beginning balance	(5,083)
Disposals	(246)
Foreign currency translation
Amortization expense
Accumulated amortization, ending period	$ (4,837)